INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 17 - INTANGIBLE ASSETS, NET

					CLASSIFICATION
	BALANCE ON			TRANSFERS	- HELD	BALANCE ON
	12/31/2017	ADDITIONS	DISPOSALS	COST/SERVICE	FOR SALE	12/31/2018
Linked to Concession - Generation	185,521	(11,109)	(2,161)	(7,194)	(96,067)	68,990
In service	145,081	(24,456)	(2,673)	(7,194)	(96,067)	14,691
Intangible assets	323,741	11,601	(2,673)	208,596	(253,602)	287,663
Accumulated amortization	(138,524)	(36,774)	—	—	158,242	(17,056)
Special obligations	440	717	—	(450)	(707)	—
Impairment	(40,576)	—	—	(215,340)	—	(255,916)

In progress	40,440	13,347	512	—	—	54,299
Intangible assets	59,622	13,347	—	—	—	72,969
Special obligations	56	—	—	—	—	56
Impairment	(19,238)	—	512	—	—	(18,726)

Linked to Concession - Distribution	77,665	(104,237)	(1,713)	66,751	(38,466)	—
In service	77,030	(105,536)	—	66,972	(38,466)	—
Intangible assets	1,126,957	3	(1,397)	83,941	(1,209,504)	—
Accumulated amortization	(1,026,715)	(134,443)	1,397	—	1,159,761	—
Special obligations	(23,212)	28,904	—	(16,969)	11,277	—
Impairment	—	—	—	—	—	—
In progress	635	1,299	(1,713)	(221)	—	—
Intangible assets	668	1,330	(1,713)	(287)	1	(1)
Special obligations	(33)	(31)	—	66	(1)	1

Linked to Concession - Transmission	83,837	51	(1,444)	(66,515)	—	15,929
In service	82,536	—	(1,444)	(66,464)	—	14,628
Intangible assets	87,544	—	(1,444)	(76,992)	—	9,108
Accumulated amortization	(5,008)	—	—	10,528	—	5,520

In progress	1,301	51	—	(51)	—	1,301
Intangible assets	1,301	51	—	(51)	—	1,301

Not Linked to Concession (other Intangible assets)	402,739	75,131	19,166	120,963	(53,268)	564,731
Administration
In operation	1,030,071	36,214	13,283	(45,760)	(84,910)	948,898
Accumulated amortization	(547,878)	(71,739)	2,880	(10,528)	48,651	(578,614)
Impairment	(223,805)	463	6	215,340	—	(7,996)
Ongoing	159,831	110,193	—	2,359	(17,009)	255,374
Others	(15,480)	—	2,997	(40,448)	—	(52,931)

Total	749,762	(40,164)	13,848	114,005	(187,801)	649,650

					CLASSIFICATION
	BALANCE ON			TRANSFERS	- HELD	BALANCE ON
	12/31/2016	ADDITIONS	DISPOSALS	COST/SERVICE	FOR SALE	12/31/2017
Linked to Concession - Generation	151,877	68,430	(44,150)	9,364	—	185,521
In service	111,437	67,079	(43,909)	10,474	—	145,081
Intangible Assets	263,719	95,565	(46,635)	11,092	—	323,741
Accumulated Amortization	(112,000)	(29,250)	2,726	—	—	(138,524)
Special Obligations	294	764	—	(618)	—	440
Impairment	(40,576)	—	—	—	—	(40,576)

In progress	40,440	1,351	(241)	(1,110)	—	40,440
Intangible Assets	68,573	1,351	(241)	(10,061)	—	59,622
Special Obligations	(8,895)	—	—	8,951	—	56
Impairment	(19,238)	—	—	—	—	(19,238)

Linked to Concession - Distribution	106,249	(241,977)	227,103	65,766	(79,476)	77,665
In service	12,332	(279,051)	226,802	164,815	(47,868)	77,030
Intangible assets	2,173,054	29,560	(22,797)	202,414	(1,255,274)	1,126,957
Accumulated Amortization	(1,889,459)	(299,991)	9,399	(17)	1,153,353	(1,026,715)
Special Obligations	(34,207)	(8,620)	65,844	(37,582)	(8,647)	(23,212)
Impairment	(237,056)	—	174,356	—	62,700	—

In progress	93,917	37,074	301	(99,049)	(31,608)	635
Intangible assets	112,898	38,258	—	(122,682)	(27,806)	668
Special Obligations	(18,981)	(1,184)	301	23,633	(3,802)	(33)

Linked to Concession - Transmission	83,837	—	—	—	—	83,837
In service	82,536	—	—	—	—	82,536
Intangible assets	87,544	—	—	—	—	87,544
Accumulated Amortization	(5,008)	—	—	—	—	(5,008)

In progress	1,301	—	—	—	—	1,301
Intangible assets	1,301	—	—	—	—	1,301

Not Linked to Concession (other intangible assets)	419,776	(10,637)	29,550	(12,476)	(23,474)	402,739
Administration
In service	850,508	216,122	(24)	23,901	(60,436)	1,030,071
Accumulated Amortization	(540,859)	(57,491)	—	4,662	45,810	(547,878)
Impairment	(38,891)	(215,340)	30,426	—	—	(223,805)
In progress	169,188	46,072	(852)	(41,039)	(13,538)	159,831
Other	(20,170)	—	—	—	4,690	(15,480)

Total	761,739	(184,184)	212,503	62,654	(102,950)	749,762

	BALANCE ON			TRANSFERS	BALANCE ON
	12/31/2015	ADDITIONS	WRITE-OFFS	COST/SERVICE	12/31/2016
Linked to Concession - Generation	146,173	(3,645)	592	8,757	151,877
In service	90,720	(47,022)	592	67,147	111,437
Intangible assets	188,433	11,604	—	63,682	263,719
Accumulated amortization	(97,287)	(18,178)	—	3,465	(112,000)
Special obligations	(298)	—	592	—	294
Impairment	(128)	(40,448)	—	—	(40,576)

In progress	55,453	43,377	—	(58,390)	40,440
Intangible assets	69,602	43,377	(64)	(44,342)	68,573
Special obligations	(8,959)	—	64	—	(8,895)
Impairment	(5,190)	—	—	(14,048)	(19,238)

Linked to Concession - Distribution	248,518	(439,561)	64,240	233,052	106,249
In service	136,482	(454,961)	61,477	269,334	12,332
Intangible assets	1,859,648	19,951	(23,186)	316,641	2,173,054
Accumulated amortization	(1,660,646)	(232,167)	4,846	(1,492)	(1,889,459)
Special obligations	(62,520)	(5,689)	79,817	(45,815)	(34,207)
Impairment	—	(237,056)	—	—	(237,056)

In progress	112,036	15,400	2,763	(36,282)	93,917
Intangible assets	131,709	18,122	2,124	(39,057)	112,898
Special obligations	(19,673)	(2,722)	639	2,775	(18,981)

Linked to Concession - Transmission	88,392	(3,010)	—	(1,545)	83,837
In service	87,091	(3,010)	—	(1,545)	82,536
Intangible assets	91,151	500	—	(4,107)	87,544
Accumulated amortization	(4,060)	(3,510)	—	2,562	(5,008)

In progress	1,301	—	—	—	1,301
Intangible assets	1,301	—	—	—	1,301

Not Linked to Concession (other Intangible assets)	452,068	6,132	1,852	(40,276)	419,776
Administration
In operation	831,315	22,682	—	(3,489)	850,508
Accumulated amortization	(478,484)	(52,861)	—	(9,514)	(540,859)
Impairment	(40,743)	—	1,852	—	(38,891)
Ongoing	160,150	36,311	—	(27,273)	169,188
Others	(20,170)	—	—	—	(20,170)

Total	935,151	(440,084)	66,684	199,988	761,739

Intangible assets are substantially amortized over the concession term.

During the year 2018 the distribution segment was discontinued. Further details can be seen in notes 44 and 46.